UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $696,797
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

Run Date:  02/14/08
Run Time:  12:35pm
NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  AT&T Corp                Common Stock  00206R102       17069     410700 SH            SOLE                   X
  Abbott Laboratories      Common Stock  002824100       12802     228000 SH            SOLE                   X
  American Electric Power  Common Stock  025537101        8232     176800 SH            SOLE                   X
  Anheuser-Busch Co Inc    Common Stock  035229103        8369     159900 SH            SOLE                   X
  Apache Corp              Common Stock  037411105       12873     119700 SH            SOLE                   X
  Apple Computer Inc       Common Stock  037833100       12380      62500 SH            SOLE                   X
  Applied Materials Inc    Common Stock  038222105        6166     347200 SH            SOLE                   X
  Baker Hughes, Inc.       Common Stock  057224107        9229     113800 SH            SOLE                   X
  Ball Corp                Common Stock  058498106        2192      48700 SH            SOLE                   X
  Bank of America          Common Stock  060505104       13484     326800 SH            SOLE                   X
  Bank of New York Mellon  Common Stock  064058100       14487     297100 SH            SOLE                   X
  Baxter International In  Common Stock  071813109        9543     164400 SH            SOLE                   X
  Boeing Co                Common Stock  097023105        8615      98500 SH            SOLE                   X
  Bristol-Myers Squibb Co  Common Stock  110122108       10388     391700 SH            SOLE                   X
  CVS Caremark Corp        Common Stock  126650100       10347     260300 SH            SOLE                   X
  Cameron International C  Common Stock  13342B105        6777     140800 SH            SOLE                   X
  Campbell Soup Co         Common Stock  134429109        7200     201500 SH            SOLE                   X
  Caterpillar Financial S  Common Stock  149123101        6734      92800 SH            SOLE                   X
  Celanese Corporation     Common Stock  150870103        4511     106600 SH            SOLE                   X
  Chevron Texaco Corp      Common Stock  166764100       22906     245426 SH            SOLE                   X
  Church & Dwight Co Inc   Common Stock  171340102        3795      70180 SH            SOLE                   X
  Cisco Systems Inc        Common Stock  17275R102       17831     658700 SH            SOLE                   X
  Citigroup                Common Stock  172967101        8429     286321 SH            SOLE                   X
  Coca-Cola Company        Common Stock  191216100        6830     111300 SH            SOLE                   X
  Deere & Co               Common Stock  244199105        9265      99500 SH            SOLE                   X
  The Walt Disney Co       Common Stock  254687106        5497     170300 SH            SOLE                   X
  Emc Corp/Mass            Common Stock  268648102        3233     174500 SH            SOLE                   X
  EBAY Inc                 Common Stock  278642103        6509     196100 SH            SOLE                   X
  Edison International     Common Stock  281020107        9489     177800 SH            SOLE                   X
  Electronic Arts Inc      Common Stock  285512109        5099      87300 SH            SOLE                   X
  Emerson Electric Co      Common Stock  291011104        9768     172400 SH            SOLE                   X
  Express Scripts Inc      Common Stock  302182100        5322      72900 SH            SOLE                   X
  Exxon Mobil Corporation  Common Stock  30231G102       27714     295800 SH            SOLE                   X
  Franklin Resources       Common Stock  354613101        7529      65800 SH            SOLE                   X
  Gap Inc                  Common Stock  364760108        3569     167700 SH            SOLE                   X
  Genentech, Inc.          Common Stock  368710406        4688      69900 SH            SOLE                   X
  General Electric Cap Co  Common Stock  369604103       19729     532220 SH            SOLE                   X
  Gilead Sciences Inc      Common Stock  375558103        8461     183900 SH            SOLE                   X
  Goldman Sachs Group Inc  Common Stock  38141G104        6408      29800 SH            SOLE                   X
  Hewlett-Packard Co       Common Stock  428236103       14084     279000 SH            SOLE                   X
  Intel Corporation        Common Stock  458140100       10915     409400 SH            SOLE                   X
  IBM Corp                 Common Stock  459200101       11275     104300 SH            SOLE                   X
  International Game Tech  Common Stock  459902102        6919     157500 SH            SOLE                   X
  JP Morgan Chase          Common Stock  46625H100       17690     405280 SH            SOLE                   X
  Juniper Networks Inc.    Common Stock  48203R104        6066     182700 SH            SOLE                   X
  Kimberly-Clark Corp      Common Stock  494368103        3529      50900 SH            SOLE                   X
  Kraft Foods Inc.         Common Stock  50075N104        9153     280500 SH            SOLE                   X
  Eli Lilly & Co           Common Stock  532457108        5125      96000 SH            SOLE                   X
  Lockheed Martin Corp     Common Stock  539830109        9137      86800 SH            SOLE                   X
  Lubrizol Corp            Common Stock  549271104        3499      64600 SH            SOLE                   X
  McDonald's Corporation   Common Stock  580135101       14451     245300 SH            SOLE                   X
  Microsoft Corp           Common Stock  594918104       18534     520624 SH            SOLE                   X
  Morgan Stanley           Common Stock  617446448        9448     177900 SH            SOLE                   X
  Motorola Inc             Common Stock  620076109        5394     336300 SH            SOLE                   X
  Murphy Oil Corporation   Common Stock  626717102        7585      89400 SH            SOLE                   X
  NRG Energy Inc           Common Stock  629377508        5730     132200 SH            SOLE                   X
  Nucor Corp               Common Stock  670346105       10292     173800 SH            SOLE                   X
  Omnicom Group            Common Stock  681919106        3802      80000 SH            SOLE                   X
  Oracle Corporation       Common Stock  68389X105        7731     342400 SH            SOLE                   X
  Praxair Inc              Common Stock  74005P104        7931      89400 SH            SOLE                   X
  Procter & Gamble Co      Common Stock  742718109       19099     260127 SH            SOLE                   X
  Prologis                 Common Stock  743410102        4570      72100 SH            SOLE                   X
  Schering-Plough Corpora  Common Stock  806605101        7802     292855 SH            SOLE                   X
  Staples Inc.             Common Stock  855030102        9507     412100 SH            SOLE                   X
  State Street Corp        Common Stock  857477103        4572      56300 SH            SOLE                   X
  TJX Companies Inc        Common Stock  872540109        7866     273800 SH            SOLE                   X
  Texas Intruments Inc     Common Stock  882508104        4876     146000 SH            SOLE                   X
  Time Warner Inc.         Common Stock  887317105        6560     397350 SH            SOLE                   X
  US Bancorp               Common Stock  902973304        7246     228300 SH            SOLE                   X
  Union Pacific Corporati  Common Stock  907818108        9070      72200 SH            SOLE                   X
  United Technologies Cor  Common Stock  913017109       10800     141100 SH            SOLE                   X
  Verizon Communications   Common Stock  92343V104       10010     229104 SH            SOLE                   X
  Viacom Inc Cl B          Common Stock  92553P201        3342      76100 SH            SOLE                   X
  Wells Fargo & Company    Common Stock  949746101        6328     209600 SH            SOLE                   X
  Williams Cos Inc         Common Stock  969457100        6773     189300 SH            SOLE                   X
  Wyeth                    Common Stock  983024100        8728     197500 SH            SOLE                   X
  Xilinx Inc               Common Stock  983919101        5301     242400 SH            SOLE                   X
  Foster Wheeler           Common Stock  G36535139        2589      16700 SH            SOLE                   X

Report Name:  -Sec13f
Filter 01:  PortfoliMTF/HLD:-EQ-All
Filter 02:  Quantity    HLD:0